SENIOR PREFERRED SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Millions						12 Months Ended
	Jan. 07, 2022 CNY (¥) shares	Jan. 07, 2022 USD ($) $ / shares shares	Nov. 30, 2021 CNY (¥) shares	Nov. 30, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SENIOR PREFERRED SHARES
Proceeds from issuance of convertible senior preferred shares | ¥						¥ 63,380	¥ 1,514,660
Convertible Senior Preferred Shares
SENIOR PREFERRED SHARES
Percentage of the original aggregate subscription price of the Senior Preferred Shares					100.00%
Initial conversion ratio of Senior Preferred Shares to Ordinary shares					1
Convertible Senior Preferred Shares | Centurium Capital
SENIOR PREFERRED SHARES
Value of temporary equity to be issued under the investment agreement | $					$ 240
Senior Preferred Shares issued (in shares) | shares			295,384,615	295,384,615
Proceeds from issuance of convertible senior preferred shares			¥ 1,527,400	$ 240
Issue price per share (in US dollars per share) | $ / shares				$ 0.8125
Convertible Senior Preferred Shares | Joy Capital
SENIOR PREFERRED SHARES
Value of temporary equity to be issued under the investment agreement | $					$ 10
Senior Preferred Shares issued (in shares) | shares	12,307,692	12,307,692
Proceeds from issuance of convertible senior preferred shares	¥ 63,700	$ 10
Issue price per share (in US dollars per share) | $ / shares		$ 0.8125